UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 Mar 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Murray Johnstone International Limited
Address: 11 West Nile Street

         Glasgow, Scotland  G1 2PX

13F File Number:  28-03971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Graeme Charles Mitchell
Title:     Group Compliance Officer
Phone:     011-44-141-226-3131

Signature, Place, and Date of Signing:

     Graeme Charles Mitchell     Glasgow, Scotland     April 25, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         15

Form13F Information Table Entry Total:     101

Form13F Information Table Value Total:     362165


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    0                             Atlas Securities Inc.
2    0                             Robert W Baird
3    0                             Nesbitt Burns Corp.
4    0                             Bear Stearns Asset Management Inc.
5    0                             Captrust Financial Advisors
6    0                             Lockwood Financal Services Inc.
7    0                             Painewbber Inc.
8    0                             Dean Witter Reynolds Inc.
9    0                             Prudential Securities Inc.
10   0                             Salomon Smith Barney Inc.
11   0                             Midatlantic
12   0                             Merrill Lynch
13   0                             Wheatfirst
14   0                             Scotia McLeod
15   0                             Schwab Inc.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks Plc      ADR                 019228402     5592   290169 SH       SOLE    2-15           290169        0        0
Amazon.Com Inc.             Com                 023135106      603     9000 SH       SOLE                     9000        0        0
American International GroupCom                 026874107     1807    16500 SH       SOLE                    16500        0        0
Amgen Inc.                  Com                 031162100     1624    26500 SH       SOLE                    26500        0        0
Applied Micro Circuits Corp.Com                 03822W109      525     3500 SH       SOLE                     3500        0        0
Axa                         ADR                 054536107     7871   109791 SH       SOLE    2-15           109791        0        0
Banco Bilbao Vizcaya ArgentaADR                 05946K101     1404    94392 SH       SOLE    4781011:1315    94392        0        0
Banco Frances SA            ADR                 059591107     7125   292155 SH       SOLE    2-10:13        292155        0        0
Barclays PLC                ADR                 06738E204     8132    73929 SH       SOLE    2-15            73929        0        0
BSCH                        ADR                 05964H105     3503   327101 SH       SOLE    2-13           327101        0        0
Chase Manhattan Corp.       Com                 16161A108      610     7000 SH       SOLE                     7000        0        0
CIA Paranaense DE Energia   ADR                 20441B407      329    62000 SH       SOLE                    62000        0        0
Cisco Systems Inc.          Com                 17275R102     3139    40600 SH       SOLE                    40600        0        0
Citigroup Inc.              Com                 172967101     1619    27300 SH       SOLE                    27300        0        0
Coastal Corp.               Com                 190441105      918    20000 SH       SOLE                    20000        0        0
Coca-Cola Co.               Com                 191216100      958    20400 SH       SOLE                    20400        0        0
Comverse Technology Inc.    Com                 205862402     2104    11136 SH       SOLE    3:8-9           11136        0        0
Costco Wholesale Corp.      Com                 22160K105     2658    50603 SH       SOLE    3:8-9           50603        0        0
CTC                         ADR                 204449300     3710   163282 SH       SOLE    2-10:13        163282        0        0
Diageo Plc                  ADR                 25243Q205     2480    82401 SH       SOLE    4:7-11:13-14    82401        0        0
Du Pont (E.I.) de Nemours & Com                 263534109      754    14247 SH       SOLE                    14247        0        0
EL Paso Energy Corporation  Com                 283905107      989    24500 SH       SOLE                    24500        0        0
Eli Lilly & Co.             Com                 532457108     1578    25076 SH       SOLE    3:8-9           25076        0        0
Elsevier                    ADR                 290259100     7177   345642 SH       SOLE    2-15           345642        0        0
EMC Corp-Mass               Com                 268648102     2349    18772 SH       SOLE    3:8-9           18772        0        0
ENI SpA                     ADR                 26874R108     7824   154253 SH       SOLE    2-15           154253        0        0
Epcos AG                    ADR                 29410P107     9916    75756 SH       SOLE    2-15            75756        0        0
Equant NV                   NY Reg Shrs         294409107    16622   193937 SH       SOLE    2-15           193937        0        0
Ericsson                    ADR                 294821400    12540   133705 SH       SOLE    2-15           133705        0        0
Exodus Communications Inc.  Com                 302088109      639     4550 SH       SOLE                     4550        0        0
Exxon Mobil Corp.           Com                 30231G102     2718    34926 SH       SOLE                    34926        0        0
Flextronics International LtCom                 Y2573F102     1903    27022 SH       SOLE    8-9             27022        0        0
Fomento Economico Mexicano SADR                 344419106     5692   120499 SH       SOLE    3:5-10:13      120499        0        0
Foundry Networks Inc.       Com                 35063R100      962     6783 SH       SOLE    8-9              6783        0        0
France Telecom              ADR                 35177Q105     8004    45286 SH       SOLE    2-15            45286        0        0
Fuji Photo Film -Ord        ADR                 359586302     6140   139801 SH       SOLE    34:811:1315    139801        0        0
Genentech Inc               Com                 368710406      761     5000 SH       SOLE                     5000        0        0
General Electric Company    Com                 369604103     4128    26600 SH       SOLE                    26600        0        0
Grupo Industrial Durango SA ADR                 40048E109     1003    75500 SH       SOLE                    75500        0        0
GTE Corporation             Com                 362320103      568     8000 SH       SOLE                     8000        0        0
HSBC Holdings Plc           ADR                 404280406      266     4358 SH       SOLE    347810111315     4358        0        0
IBM                         Com                 459200101     1798    15239 SH       SOLE    3:8-9           15239        0        0
Illinois Tool Works         Com                 452308109      663    12000 SH       SOLE                    12000        0        0
Intel Corp.                 Com                 458140100     1845    14000 SH       SOLE                    14000        0        0
International Paper Co.     Com                 460146103     1551    36304 SH       SOLE    3:8-9           36304        0        0
JDS Uniphase Corp.          Com                 46612J101     1716    14236 SH       SOLE    3:8-9           14236        0        0
Koninklijke Philips ElectronNY Reg Shrs         500472204      425     2481 SH       SOLE    14               2481        0        0
Matav Rt.                   ADR                 559776109     4165    90413 SH       SOLE    2-10:13         90413        0        0
Matsushita Electric IndustriADR                 576879209    12212    40304 SH       SOLE    2-15            40304        0        0
Mellon Financial Corp.      Com                 58551A108      354    12000 SH       SOLE                    12000        0        0
Merck & Co.Inc.             Com                 589331107     1211    19500 SH       SOLE                    19500        0        0
Micron Technology Inc.      Com                 595112103      630     5000 SH       SOLE                     5000        0        0
Microsoft Corp.             Com                 594918104     3545    33287 SH       SOLE    3:8-9           33287        0        0
Motorola Inc.               Com                 620076109     1950    13700 SH       SOLE                    13700        0        0
MSCI World Equity Benchmark Misc.               92923H806     7172   288213 SH       SOLE    1:9:11-12      288213        0        0
MSCI World Equity Benchmark Misc.               92923H103     4846   483630 SH       SOLE    11-12          483630        0        0
MSCI World Equity Benchmark Misc.               92923H301     4964   388954 SH       SOLE    1:9:11-12      388954        0        0
MSCI World Equity Benchmark Misc.               92923H202     3604   461827 SH       SOLE    1:9:11-12      461827        0        0
MSCI World Equity Benchmark Misc.               92923H830     5946   207315 SH       SOLE    1:9:11-12      207315        0        0
MSCI World Equity Benchmark Misc.               92923H814     5505   357233 SH       SOLE    1:9:11         357233        0        0
MSCI World Equity Benchmark Misc.               92923H400      226    12338 SH       SOLE    9               12338        0        0
MSCI World Equity Benchmark Misc.               92923H509     1773    63709 SH       SOLE    1:9:11-12       63709        0        0
MSCI World Equity Benchmark Misc.               92923H848      994   134729 SH       SOLE    1              134729        0        0
National Australia Bank     ADR                 632525408     4745    73372 SH       SOLE    2-13            73372        0        0
News Corporation Limited    ADR                 652487703      554     9843 SH       SOLE    4:8-8:10-14      9843        0        0
Nokia OYJ                   ADR                 654902204     8226    37053 SH       SOLE    2-11:13-15      37053        0        0
Oracle Corporation          Com                 68389X105     1625    20835 SH       SOLE    3:8-9           20835        0        0
PE Corp.-PE Biosystems GroupCom                 69332S102      773     8000 SH       SOLE                     8000        0        0
Petroleum Geo-Services A/S  ADR                 716597109     6074   350417 SH       SOLE    2-15           350417        0        0
Pohang Iron & Steel Co.     ADR                 730450103      265     9640 SH       SOLE                     9640        0        0
Reynolds Metals Co.         Com                 761763101      502     7500 SH       SOLE                     7500        0        0
SBC Communications Inc.     Com                 78387G103      714    17000 SH       SOLE                    17000        0        0
Scottish Power Plc          ADR                 81013T705     5823   183669 SH       SOLE    2-15           183669        0        0
SDL Inc.                    Com                 784076101     1235     5800 SH       SOLE                     5800        0        0
Shell Transport & Trading CoADR                 822703609     7009   142894 SH       SOLE    2-15           142894        0        0
SKF AB                      ADR                 784375404     7266   336241 SH       SOLE    2-15           336241        0        0
Soc Quimica Y Minera de ChilADR                 833635105     2555    94233 SH       SOLE    2-10:13         94233        0        0
Sony Corporation            ADR                 835699307     1260     4500 SH       SOLE                     4500        0        0
Sprint Corp. (PCS Group)    Com                 852061506     1274    19500 SH       SOLE                    19500        0        0
Sun Microsystems Inc.       Com                 866810104     1668    17798 SH       SOLE    3:8             17798        0        0
Swisscom AG                 ADR                 871013108     6697   175138 SH       SOLE    2-15           175138        0        0
Taiwan Semiconductor ManufacADR                 874039100     3867    67920 SH       SOLE                    67920        0        0
TDK Corp.                   ADR                 872351408     9120    69353 SH       SOLE    3-4:6-15        69353        0        0
Tele Norte Leste ParticipacoADR                 879246106     7086   423600 SH       SOLE                   423600        0        0
Telecom Corporation of New ZADR                 879278208     5816   158527 SH       SOLE    2-15           158527        0        0
Telecom Italia SpA          ADR                 87927W106    11660    76749 SH       SOLE    2-15            76749        0        0
Telefonica SA               ADR                 879382208      201     2700 SH       SOLE                     2700        0        0
Telefonos de Mexico SA      ADR                 879403780     8571   127800 SH       SOLE                   127800        0        0
Texaco Inc.                 Com                 881694103      536    10000 SH       SOLE                    10000        0        0
Texas Instruments Inc.      Com                 882508104     1615    10100 SH       SOLE                    10100        0        0
Time Warner Inc.            Com                 887315109     1000    10000 SH       SOLE                    10000        0        0
Total Fina Elf SA           ADR                 89151E109     8559   116276 SH       SOLE    2-15           116276        0        0
Tubos de Acero de Mexico SA ADR                 898592506      729    37500 SH       SOLE                    37500        0        0
Tyco International Ltd.     Com                 902124106     1505    30160 SH       SOLE    3:8-9           30160        0        0
Uniao de Bancos Brasileiros GDR                 90458E107    11205   352928 SH       SOLE    2-10:13        352928        0        0
Unilever N.V.               NY Reg Shrs         904784709     4496    93429 SH       SOLE    2-15            93429        0        0
VeriSign Inc.               Com                 92343E102      702     4700 SH       SOLE                     4700        0        0
Vodafone AirTouch Plc       ADR                 92857T107     7257   130648 SH       SOLE    2-15           130648        0        0
Wal-Mart Stores Inc.        Com                 931142103     1692    30500 SH       SOLE                    30500        0        0
Warner-Lambert Co.          Com                 934488107      975    10000 SH       SOLE                    10000        0        0
Wells Fargo & Company       Com                 949746101      969    23700 SH       SOLE                    23700        0        0